Significant Accounting Policies and Recent Accounting Pronouncements, Earnings/(Losses) per Common Share (Details) - shares	3 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2017	Dec. 31, 2019	Sep. 30, 2018
Earnings (Losses) per Common Share [Abstract]
Dilutive shares (in shares)	0	0	0	0